Segment Reporting (Details Textuals) (USD $)	6 Months Ended	12 Months Ended						3 Months Ended
	Jun. 30, 2010	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Mar. 31, 2011 Senior housing operating segment [Member]
Additional Segment Reporting (Textuals)
Resident fees and services		$ 51,006,000		$ 0		$ 0		$ 51,006,000
Property Operating Expenses		86,465,000		48,965,000	[1]	46,629,000	[1]	32,621,000
Net Operating Income		616,051,000	[1]	547,678,000		526,136,000		18,385,000
Real Estate Depreciation/Amortization		202,543,000		164,923,000	[1]	163,045,000	[1]	15,405,000
Interest Expense		160,960,000		109,772,000	[1]	141,059,000	[1]	6,321,000
Total assets		$ 9,451,734,000		$ 6,367,186,000				$ 1,080,416,000
Segment Reporting (Textuals)
Number of Reportable Business Segment	3

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